FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade payables	$ 40	¥ 280	¥ 280
Financial liabilities in other payables and accruals	111	777	3,536
Due to related companies	1,817	12,709	11,361
Due to the Shareholder	10,445	73,075	78,567
Total [Member]
IfrsStatementLineItems [Line Items]
Trade payables	40	280	280
Financial liabilities in other payables and accruals	111	777	1,910
Due to related companies	1,817	12,709	11,361
Due to the Shareholder	10,445	73,075	78,567
Trade and other payables	12,413	86,841	92,118
On demand [member]
IfrsStatementLineItems [Line Items]
Trade payables	40	280	280
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Trade and other payables	40	280	280
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables
Financial liabilities in other payables and accruals	111	777	1,910
Due to related companies	1,817	12,709	11,361
Due to the Shareholder
Trade and other payables	1,928	13,486	13,271
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder	10,445	73,075	78,567
Trade and other payables	10,445	73,075	78,567
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Trade and other payables